UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $589,386 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------










AMERICAN INTL GROUP INC        COM              026874107     1709    64600 SH       SOLE                    64600        0        0
BED BATH & BEYOND INC          COM              075896100    36653  1304361 SH       SOLE                  1304361        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7      805  1000000 PRN      SOLE                  1000000        0        0
CAPITALSOURCE INC              DBCV 1.625% 3/1  14055XAF9     2325  2500000 PRN      SOLE                  2500000        0        0
CARDINAL HEALTH INC            COM              14149Y108    46333   898279 SH       SOLE                   898279        0        0
CHEVRON CORP NEW               COM              166764100      496     5000 SH       SOLE                     5000        0        0
CITADEL BROADCASTING CORP      COM              17285T106      769   630268 SH       SOLE                   630268        0        0
CLOROX CO DEL                  COM              189054109    45499   871631 SH       SOLE                   871631        0        0
COMCAST CORP NEW               CL A             20030N101    28546  1504810 SH       SOLE                  1504810        0        0
COX RADIO INC                  CL A             224051102     6134   519832 SH       SOLE                   519832        0        0
EXXON MOBIL CORP               COM              30231G102      268     3046 SH       SOLE                     3046        0        0
MICROSOFT CORP                 COM              594918104    72135  2622136 SH       SOLE                  2622136        0        0
NEKTAR THERAPEUTICS            COM              640268108      352   105000 SH       SOLE                   105000        0        0
NIKE INC                       CL B             654106103    68960  1156850 SH       SOLE                  1156850        0        0
PAYCHEX INC                    COM              704326107    84021  2686096 SH       SOLE                  2686096        0        0
PROGRESSIVE CORP OHIO          COM              743315103    63558  3395203 SH       SOLE                  3395203        0        0
SAFECO CORP                    COM              786429100     1209    18000 SH       SOLE                    18000        0        0
SEALED AIR CORP NEW            COM              81211K100    27756  1460090 SH       SOLE                  1460090        0        0
STRYKER CORP                   COM              863667101     4160    66150 SH       SOLE                    66150        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    20517   333779 SH       SOLE                   333779        0        0
US BANCORP DEL                 COM NEW          902973304      274     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    22502   348868 SH       SOLE                   348868        0        0
WELLS FARGO & CO NEW           COM              949746101    54405  2290757 SH       SOLE                  2290757        0        0